RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15: Investments in direct financing leases):

(in thousands of $)	2015	2014
Amounts due from:
Frontline Charterers	18,052	30,714
Frontline Ltd	2,816	9,012
UFC	1,639	232
Deep Sea and Deep Sea Supply BTG	—	1,338
SFL Linus	23,152	—
Seadrill	—	111,195
Total amount due from related parties	45,659	152,491
Loans to related parties - associated companies, long-term
SFL Deepwater	137,437	100,036
SFL Hercules	125,275	135,250
SFL Linus	125,000	110,745
Total loans to related parties - associated companies, long-term	387,712	346,031
Loans to related parties - others, long-term
Frontline Ltd	—	79,294
Total loans to related parties - others, long-term	—	79,294
Amounts due to:
Frontline Charterers	229	196
Frontline Management	143	848
Other related parties	44	65
Total amount due to related parties	416	1,109

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Seadrill, Deep Sea, Deep Sea Supply BTG, Golden Ocean and UFC is as follows:

(in millions of $)	2015	2014	2013
Operating lease income	42.9	26.4	24.0
Direct financing lease interest income	34.2	45.4	55.4
Finance lease service revenue	46.5	46.5	52.4
Direct financing lease repayments	35.9	43.1	47.4
Profit sharing revenues	59.6	33.8	0.8